Trade and Other Payables (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Trade payables	$ 42,063	$ 104,258
Employee benefits payable	348,028	226,210
Other payables	1,645,271	1,648,060
Subtotal financial liabilities	2,035,362	1,978,528
Other taxes payable	3,243,098	3,473,302
Trade and other payables	$ 5,278,460	$ 5,451,830